Stockholders' Equity Stockholders' Equity (Schedule of Reclassification Adjustments out of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 25, 2014		May 26, 2013		May 27, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									$ 4,990.5		$ 4,616.6		$ 4,088.3
Selling, general and administrative									663.5		625.4		540.1
Interest, net									(134.3)		(126.0)		(102.1)
Earnings before income taxes	33.9	89.1	1.8	49.8	83.1	105.7	9.5	75.6	174.6		274.0		355.1
Tax benefit									8.6		(36.7)		(75.9)
Net earnings	86.5	109.7	19.8	70.2	133.2	134.4	33.6	110.8	286.2		411.9		475.5
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net earnings									(6.0)		(6.9)
Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes									(9.7)		(7.7)
Tax benefit									3.4		3.0
Net earnings									(6.3)		(4.7)
Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes									(10.0)		(11.2)
Tax benefit									4.0		4.3
Commodity | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									0.4	[1]	0.4	[1]
Equity | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative									(0.8)	[2]	0.2	[2]
Interest rate | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest, net									(10.3)		(8.3)
Foreign currency | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative									1.0	[2]	0	[2]
Recognized net actuarial loss - pension/postretirement plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position									(8.6)	[3]	(8.9)	[3]
Recognized net actuarial loss - other plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position									$ (1.4)	[4]	$ (2.3)	[4]

[1]	Primarily included in cost of sales. See Note 10 for additional details.
[2]	Primarily included in cost of sales and selling, general and administrative expenses. See Note 10 for additional details.
[3]	Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and selling, general and administrative expenses. See Note 17 for additional details.
[4]	Included in the computation of net periodic benefit costs - other plans, which is a component of selling, general and administrative expenses.